other income	12 Months Ended
Dec. 31, 2022
other income
other income

7other income

Years ended December 31 (millions)	Note	2022	2021
Government assistance		$6	$8
Other sublet revenue	19	5	4
Investment income (loss), gain (loss) [1] on disposal of assets and other [2]		27	404
Interest income	21(b)	4	4
Changes in business combination-related provisions		78	—
		$120	$420

1

During the year ended December 31, 2021, we disposed of our financial solutions business, which was a part of our TELUS technology solutions segment, and realized a gain on disposition of $410 before income taxes.

2	During the year ended December 31, 2022, includes gain on acquisition of control of LifeWorks Inc., as set out in Note 18(b).

We receive government assistance, as defined by IFRS-IASB, from a number of sources and, if not in respect of capital, we generally include such amounts received in Other income, other than in respect of the Canada Emergency Wage Subsidy program amounts, as set out in Note 8. We recognize such amounts on an accrual basis as the subsidized services are provided or as the subsidized costs are incurred.

CRTC subsidy

Local exchange carriers’ costs of providing the levels of residential basic telephone service that the CRTC requires to be provided in high cost serving areas are greater than the amounts the CRTC allows the local exchange carriers to charge for the levels of service. To ameliorate the situation, the CRTC directs the collection of contribution payments, in a central fund, from all registered Canadian telecommunications service providers (including voice, data and mobile service providers) that are then disbursed to incumbent local exchange carriers as subsidy payments to partially offset the costs of providing residential basic telephone services in non-forborne high cost serving areas. The subsidy payment disbursements are based upon a total subsidy requirement calculated on a per network access line/per band subsidy rate. For the year ended December 31, 2022, our subsidy receipts were $1 million (2021 – $5 million).

Government of Quebec

Salaries for qualifying employment positions in the province of Quebec, mainly in the information technology sector, are eligible for tax credits. In respect of such tax credits, for the year ended December 31, 2022, we recorded $5 million (2021 – $3 million).